Commitments (Details Narrative) $ in Thousands				1 Months Ended			12 Months Ended
	Jan. 31, 2015 USD ($)	Nov. 30, 2014 USD ($)	Feb. 28, 2013 USD ($)	Nov. 30, 2017 USD ($)	Oct. 31, 2016 USD ($) Period	Apr. 30, 2011 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
CommitmentsDisclosureLineItems [Line Items]
License fee						$ 144	$ 600	$ 11,900
Expiration term, from the first commercial sale						10 years
Termination of the agreement						3 months
Milestone payment to be received upon first regulatory approval						$ 460
Long-term lease							449
Royalty payable before the additional libor interest								19,000
Aggregate consideration of CRO							(15,940)	(17,770)	$ (12,447)
Tel Hashomer [Member]
CommitmentsDisclosureLineItems [Line Items]
Percentage of net sales			1.00%
Percentage of granting a license or similar rights			2.00%	2.00%
Percentage of initial public offering received			1.00%
Royalty and all other payment obligations amount			$ 29,000
Paid to related party		$ 400		$ 340
Long Term Lease Contract [Member]
CommitmentsDisclosureLineItems [Line Items]
Long-term lease					$ 2,200
Lease term					In October 2016, the Company entered into a long-term lease contract for approximately $2.2 million over 7 years for a new facility in Modiin, Israel with the option to extend for an additional two periods of three years each.
Lease extended term					3 years
Number of lease option extended period | Period					2
Contract Research Organization [Member]
CommitmentsDisclosureLineItems [Line Items]
Payment for project management, clinical development and other related services	$ 18,700
Royalty expense							21,700
Aggregate consideration of CRO							$ 800
Government [Member]
CommitmentsDisclosureLineItems [Line Items]
Percentage of grant amounts plus interest							100.00%
Royalty payable before the additional libor interest								22,600
Royalty payable including interest								$ 27,800
Non Israeli [Member]
CommitmentsDisclosureLineItems [Line Items]
Percentage of grant amounts plus interest							600.00%
Building [Member] | December 31, 2019 [Member] | Long Term Lease Contract [Member]
CommitmentsDisclosureLineItems [Line Items]
Future minimum operating lease payments							$ 320
Building [Member] | December 31, 2020 [Member] | Long Term Lease Contract [Member]
CommitmentsDisclosureLineItems [Line Items]
Future minimum operating lease payments							320
Building [Member] | December 31, 2021 [Member] | Long Term Lease Contract [Member]
CommitmentsDisclosureLineItems [Line Items]
Future minimum operating lease payments							320
Building [Member] | December 31, 2022 [Member] | Long Term Lease Contract [Member]
CommitmentsDisclosureLineItems [Line Items]
Future minimum operating lease payments							320
Building [Member] | December 31, 2023 [Member] | Long Term Lease Contract [Member]
CommitmentsDisclosureLineItems [Line Items]
Future minimum operating lease payments							320
Building [Member] | December 31, 2024 [Member] | Long Term Lease Contract [Member]
CommitmentsDisclosureLineItems [Line Items]
Future minimum operating lease payments							133
Operating Lease Agreements [Member] | Vehicles [Member] | December 31, 2019 [Member]
CommitmentsDisclosureLineItems [Line Items]
Future minimum operating lease payments							196
Operating Lease Agreements [Member] | Vehicles [Member] | December 31, 2020 [Member]
CommitmentsDisclosureLineItems [Line Items]
Future minimum operating lease payments							144
Operating Lease Agreements [Member] | Vehicles [Member] | December 31, 2021 [Member]
CommitmentsDisclosureLineItems [Line Items]
Future minimum operating lease payments							$ 27
Bottom of Range [Member]
CommitmentsDisclosureLineItems [Line Items]
Percentage of net sales						0.50%
Bottom of Range [Member] | Government [Member]
CommitmentsDisclosureLineItems [Line Items]
Royalty Percentage							3.00%
Top of Range [Member]
CommitmentsDisclosureLineItems [Line Items]
Percentage of net sales						2.00%
Top of Range [Member] | Government [Member]
CommitmentsDisclosureLineItems [Line Items]
Royalty Percentage							3.50%
EURO [Member]
CommitmentsDisclosureLineItems [Line Items]
License fee						$ 100
Milestone payment to be received upon first regulatory approval						$ 400
NIS [Member] | Tel Hashomer [Member]
CommitmentsDisclosureLineItems [Line Items]
Royalty and all other payment obligations amount			$ 100,000